Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Cash, Uninsured Amount			$ 187,000	$ 1,400,000
Allowance for Doubtful Accounts Receivable	12,335		3,500	100,299
Advertising Expense	1,060,969	837,847	4,461,000	2,422,000
Loss Contingency Accrual, Beginning Balance		20,000
Loss Contingency Accrual, Payments			$ 20,000